Geographical Segmented Information	6 Months Ended
Jun. 30, 2022
Disclosure of geographical areas [text block] [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and the development of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. No revenue was earned from the same customer for the six months ended June 30, 2022 and six months ended June 30, 2021.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

June 30, 2022
Canada	$8,922	$-	$-	$-	$-
USA	-	100,000	6,580,660	268,642	9,387,325

	$8,922	$100,000	6,580,660	$268,642	$9,387,325

June 30, 2021
Canada	$9,276	$-	$-	$5,087	$-
USA	-	100,000	6,553,593	357,392	8,846,311

	$9,276	$100,000	6,553,593	$362,479	$8,846,311